Taxes payable (Tables)	6 Months Ended
Jun. 30, 2023
Taxes payable [Abstract]
Schedule of Taxes Payable	At June 30, 2023 and December 31, 2022, taxes payable consisted of the following.
	June 30, 2023	December 31, 2022
	(Unaudited)
Value-added tax payable	$1,171,501	$1,135,002
Income tax payable	396,918	404,617
Other taxes payable	140,265	131,703
Total	$1,708,684	$1,671,322